John Hancock Funds II
Supplement dated April 29, 2013 to the Prospectus dated January 1, 2013

Global Bond Fund

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

The fifth and sixth paragraphs under the heading "Principal Investment Strategies" are revised and restated as follows:

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

Real Return Bond Fund

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

Total Return Fund

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

The fifth paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

International Growth Stock Fund

The second paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S. The fund may invest in issuers located in developing countries (emerging markets). Under normal circumstances, the maximum percentage of the fund's net assets that may be invested in these issuers is 1.25 times of the emerging market weight of the MSCI All Country World ex U.S. Growth Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2013
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Supplement -- [Text Block]	jhf_SupplementTextBlock_04

John Hancock Funds II
Supplement dated April 29, 2013 to the Prospectus dated January 1, 2013

Global Bond Fund

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

The fifth and sixth paragraphs under the heading "Principal Investment Strategies" are revised and restated as follows:

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

Real Return Bond Fund

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

Total Return Fund

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

The fifth paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

International Growth Stock Fund

The second paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S. The fund may invest in issuers located in developing countries (emerging markets). Under normal circumstances, the maximum percentage of the fund's net assets that may be invested in these issuers is 1.25 times of the emerging market weight of the MSCI All Country World ex U.S. Growth Index.

John Hancock Funds II | Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy - Supplement [Text Block]	jhf_SupplementTextBlock

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

The fifth and sixth paragraphs under the heading "Principal Investment Strategies" are revised and restated as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

John Hancock Funds II | Real Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy - Supplement [Text Block]	jhf_SupplementTextBlock	The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.
John Hancock Funds II | Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy - Supplement [Text Block]	jhf_SupplementTextBlock

The Fund's Principal Investment Strategies are revised to include bank capital and trust preferred securities among the types of fixed-income securities in which each fund may invest.

The fifth paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

John Hancock Funds II | International Growth Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy - Supplement [Text Block]	jhf_SupplementTextBlock	The second paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S. The fund may invest in issuers located in developing countries (emerging markets). Under normal circumstances, the maximum percentage of the fund's net assets that may be invested in these issuers is 1.25 times of the emerging market weight of the MSCI All Country World ex U.S. Growth Index.